Report of Directors Corporate Governance - Determining executive directors’ incentive outcomes and annual assessment (Details) $ in Millions, € in Billions	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Maximum annual incentive opportunity (%)				215.00%	215.00%
Growth percentage				6.00%	6.00%
Target growth percentage				3.00%	3.00%
Decrease in annual incentive				7.00%	7.00%
Bank of Communications Co., Limited
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Impairment loss recognised in profit or loss | $			$ 3,000	$ 3,000		$ 0
Retail banking operations in France
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
After tax loss impact | $				$ 4,100
Impairment loss recognised in profit or loss	$ 2,000	€ 1.8
Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Outcome (%)				75.93%	75.93%	75.35%	75.35%
Outcome % adjustment				7.50%	7.50%
Final outcome (%)				70.24%	70.24%
Annual incentive (000) | £					£ 2,018,000		£ 2,164,000
Georges Elhedery
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Outcome (%)				76.75%	76.75%
Annual incentive (000) | £					£ 1,287,000